Operating segment and geographic data - Geographical information for and long-lived assets (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information
Long-lived assets at December 31	$ 4,133	$ 3,804
Europe
Segment Reporting Information
Long-lived assets at December 31	2,110	2,040
The Americas
Segment Reporting Information
Long-lived assets at December 31	1,168	934
Asia, Middle East and Africa
Segment Reporting Information
Long-lived assets at December 31	$ 855	$ 830